Cash flow information (Details 1) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Cash Flow Information [Abstract]
Investment properties	$ (6,817)
Property, plant and equipment	(44,807)	3,448
Trading properties
Intangible assets	(9,627)	38
Investments in associates and joint ventures	(568)	(149)
Deferred income tax		107
Trade and other receivables	(18,521)	1,190
Investment in financial assets	(4,428)
Derivative financial instruments	(36)
Inventories	(9,173)
Restricted assets	(142)
Trade and other payables	35,678	(1,847)
Salaries and social security liabilities	3,717	(298)
Borrowings	32,748	(1,329)
Provisions	672	4
Income tax and MPIT liabilities	11	2
Deferred income tax liabilities	4,350
Employee benefits	1,951	(95)
Net amount of non-cash assets incorporated / held for sale	(14,992)	1,071
Cash and cash equivalents	(8,641)	302
Non-controlling interest	11,402	81
Goodwill	115	(52)
Net amount of assets incorporated / held for sale	(12,116)	1,402
Interest held before acquisition		135
Seller financing	(59)
Cash and cash equivalents incorporated / held for sale		(302)
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	$ (12,175)	$ 1,235